DEBT - Assets Pledged and Weighted Average Interest Rate Additional Information (Details) $ in Thousands	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Debt Instrument [Line Items]
Number of vessels serving as security | vessel	83	83
Vessels and equipment, net	$ 2,959,129	$ 2,987,360
Weighted average interest rate	1.80%	2.05%
Collateral Pledged
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,959,100	$ 2,987,400